Schedule of Concentration Risk, By Risk Factor, Customer (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cardinal Health, Inc.
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	25.00%	26.00%	21.00%
McKesson Corporation
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	25.00%	27.00%	31.00%
AmerisourceBergen Corporation
Concentration Risk [Line Items]
Percentage of trade accounts receivable from major customers	25.00%	25.00%	23.00%